Equity (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	[1]
Disclosure of classes of share capital [line items]
decrease in equity adjusted in retained earnings	₨ 0	₨ (88)
Print House (India) Pvt Ltd [Member]
Disclosure of classes of share capital [line items]
Carrying amount of Investments acquired	500
Consideration paid	731
decrease in equity adjusted in retained earnings	₨ (231)

[1]	Refer note 18A(d) & (e).